UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Fund

March 31, 2005

Top Flight Fund

	Schedule of Investments
	March 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Biological Products
7,600	Imclone Systems, Inc. *	262,200	1.81%

Bituminous Coal & Lignite Surface Mining
2,500	Consol Energy, Inc.	117,550	0.81%

Bottled & Canned Soft Drinks & Carbonated Waters
2,200	Coca Cola Femsa SA DE CV	53,174	0.37%

Cement, Hydraulic
4,000	Cemex S.A. DE C.V.	145,000	1.00%

Commercial Banks
4,500	Bank of America	198,450
1,400	Bank of Montreal	64,988
4,000	MBNA Corp.	98,200
		361,638	2.50%
Communications Equipment
7,000	Check Point Software *	152,180	1.05%

Communications Equipment, NEC
2,396	Valero Energy Corp.	175,555
22,800	UTStarcom, Inc. *	249,660
		425,215	2.94%
Computer Terminals
5,700	ATI Technologies *	98,553	0.68%

Crude Pertroleum & Natural Gas
4,100	Burlington Resources, Inc.	205,287
5,700	Chesapeake Energy Corp.	125,058
2,000	Devon Energy Corp.	95,500
5,000	Encana Corp.	352,100
5,400	Petrobras Energia *	65,880
		843,825	5.84%

Deep Sea Foreign Transportation of Freight
7,200	General Maritime Corp.	348,768	2.41%

Electric Services
7,200	Korea Electric Power Corp.	96,768	0.67%

Farm Machinery & Equipment
3,000	Deere & Co.	201,390	1.39%

Fire, Marine & Casualty Insurance
3,800	Montpelier RE Holdings, Ltd.	133,570	0.92%

Food & Drug Retailers
4,300	Henry Schein, Inc. *	154,112	1.07%

Food and Kindred Products
6,400	Unilever PLC Amer	256,000	1.77%

Fire, Marine & Casualty Insurance
3,300	Arch Capital Group, Ltd. *	132,132	0.91%

Instruments For Measuring & Testing of Electricity & Electric Signals
4,700	Tektronix, Inc.	115,291	0.80%

Hotels & Motels
900	Interstate Hotel & Resorts, Inc. *	4,338	0.03%

Household Appliances
6,800	Maytag Corp.	94,996	0.66%

In Vitro & In Vivo Diagnostic Substances
3,800	Able Laboratories, Inc. *	89,148
5,400	Biosite Diagnostics, Inc. *	280,962
		370,110	2.56%

Insurance Agents, Brokers & Service
6,600	Metlife, Inc.	258,060	1.79%

Miscellaneous Chemical Products
4,400	Nova Chemicals Corp.	188,980	1.31%

Laboratories Analytical Instruments
8,100	Perkinelmer, Inc.	167,103	1.16%

Life Insurance
4,300	Aegon NV	57,878	0.40%

Meat Packing Plants
5,400	Smithfield Foods *	170,370	1.18%

Metal Mining
7,500	Ballad Gold & Silver, Ltd.	166,575	1.15%

Millwood, Veneer, Plywood, & Structural Wood Members
31	Masco Corp.	1,075	0.01%

Mining & Quarrying of Nonmetallic Minerals
2,289	Compass Minerals International, Inc.	58,255	0.40%

Miscellaneous Fabricated Metal Products
3,300	Barnes Group, Inc.	89,661	0.62%

Miscellaneous Financial Services
6,600	American Capital Strategies	207,306	1.43%

Motor Vehicle Parts & Accessories
9,300	Arvimertor, Inc.	143,871
17,000	Dana Corp.	217,430
		361,301	2.50%
Oil & Gas Field Exploration
9,300	Axcelis Technologies, Inc. *	67,890	0.47%

Operative Builders
1,400	KB Home	164,444
900	Lennar Corp.	51,012
		215,456	1.49%
Personal Credit Institutions
5,100	First Marblehead Corp. *	293,403	2.03%

Petroleum Refining
4,400	Statoil ASA	75,416	0.52%

Pharmaceutical Preparations
12,600	Alpharma, Inc.	155,232
11,600	Bristol Myers Squibb Co.	295,336
6,300	Cephalon, Inc. *	295,029
8,200	Chiron Corp. *	287,492
8,000	Endo Pharmaceuticals Holdings, Inc. *	180,400
22,200	King Pharmaceutical, Inc. *	184,482
4,400	Kos Pharmaceuticals, Inc. *	183,392
7,200	Shire Pharmaceuticals Group PLC	246,816
4,600	Watson Pharmaceutical Preparations *	141,358
		1,969,537	13.63%

Photographic Equipment & Supplies
53,900	Lexar Media, Inc. *	268,422	1.86%

Primary Smelting & Refining of Nonferrous Metals
3,500	Inco, Ltd.	139,300	0.96%

Printed Circuit Boards
7,600	Flextronics International, Ltd. *	91,504	0.63%

Pulp Mills
4,500	Aracruz Celulose	161,100	1.11%

Radio & TV Broadcasting
6,600	Radyne Comstream, Inc. *	53,922	0.37%

Real Estate Investment Trusts
4,600	Club Med, Inc.	323,610	2.24%

Retail-Radio, TV & Consumer Electronics
2,600	Rex Stores Corp. *	36,660	0.25%

Retail-Auto Dealers & Gasoline Stations
4,400	Group 1 Automotive, Inc. *	115,720	0.80%

Retail-Lumber & Other Building Materials Dealers
5,200	Lowes Companies, Inc.	296,868	2.05%

Search, Detection, Navigation, Guidance, Aeronautical Systems
3,200	Garmin, Ltd.	148,224	1.03%

Security Brokers, Dealers & Flotation Companies
1,000	Lehman Brothers Holdings, Inc.	94,160	0.65%

Semiconductors & Related Devices
2,000	AU Optronics, Inc.	29,320
9,100	Micron Technology *	94,094
		123,414	0.85%

Services-Business Services, NEC
4,600	Ask Jeeves.com *	129,168
1,400	Internet Initiative Japan, Inc. *	5,222
2,800	Websense, Inc. *	150,640
3,600	West Corp. *	115,200
		400,230	2.77%

Services-Computer Programming
3,200	Cognizant Tech Solutions Corp. CL A *	147,840	1.02%

Services-Computer Integrated Systems Design
400	Sapient Corp. *	2,940
16,876	Vasco Data Security *	105,981
		108,921	0.75%

Services-Computer Processing & Data Preparation
16,300	Sohu Com, Inc. *	286,554	1.98%

Services-Prepackaged Software
6,400	Hyperion Solutions Corp. *	282,304
2,600	Microstrategy, Inc. Cl A	141,102
14,000	Microsoft Corp.	338,380
7,500	Oracle Corp. *	93,600
20,900	Smith Micro Software *	102,201
12,300	Sybase, Inc. *	227,058
		1,184,645	8.20%

State Commercial Banks
3,300	Fremont General Corp.	72,567	0.50%

Steel Works, Blast Furnaces & Rolling Mills
4,900	Commercial Metals Co.	166,061
5,000	Posco	246,800
1,600	Texas Industries, Inc.	86,000
15,100	Worthington Industries, Inc.	291,128
		789,989	5.47%
Telephone & Telegraph Apparatus
35,100	Lucent Technologies, Inc. *	96,525	0.67%

Trucking
11,900	Swift Transportation Co., Inc. *	263,466	1.82%

Wholesale-Drugs, Proprietaries & Druggists' Sundries
6,700	Axcan Pharma, Inc. *	112,627	0.78%

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies
11,700	Hughes Supply, Inc.	348,075	2.41%

	Total for Common Stock (Cost -$ 14,264,416)	14,379,419	99.50%

Cash and Equivalents
317,427	Prime Fund Capital Reserves Class 1.88% **	317,427	2.19%
	(cost $317,427)

	Total Investments (Cost -$ 14,581,843)	14,696,846	101.69%

	Liabilities in excess of other Assets	(244,849)	-1.69%

	Net Assets	$ 14,451,997	100.00%

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Computers
1,600	Apple Computer, Inc. *	66,672

Telephone Communications
1,600	IDT Corp. *	22,720

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,600	Labarge, Inc. *	34,034

Services-Prepackaged Software
8,000	Network Engines, Inc. *	14,080
567	Opsware, Inc. *	2,926
		17,006

Services-Computer Integrated Systems Design
2,000	Redback Networks *	11,960

Semiconductors & Related Devices
1,000	Tessera Technologies, Inc. *	43,230

	Total (Proceeds - $182,628)	$ 195,622

* Non Income producing

The accompanying notes are an integral part of the financial statements.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Top Flight Fund

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 14,696,846
(Cost -$14,581,843)
Cash	776,636
Receivables:
Receivable for Securities Sold	4,893,415
Dividends and Interest	19,266
Prepaid Expenses	37,119
Total Assets	20,423,282
Liabilities:
Advisory Fee Payable	24,780
Payable for Securities Purchased	5,335,363
Securities Sold Short at Fair Value (Proceeds - $182,628)	195,622
Payable to Custodian Bank	415,520
Total Liabilities	5,971,285
Net Assets	$ 14,451,997
Net Assets Consist of:
Paid In Capital	13,306,959
Accumulated Undistributed Net Investment Income (Loss)	(195,009)
Accumulated Undistributed Realized Gain on Investments - Net	1,238,043
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	102,004
Net Assets, for 1,260,258 Shares Outstanding	$ 14,451,997
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price and Redemption Price
Per Share ($14,451,997/1,260,258 shares)	$ 11.47

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Operations
For the six months ended March 31, 2005 (Unaudited)
Investment Income:
Dividends	$ 51,887
Interest	2,621
Total Investment Income	54,508
Expenses: (Note 3)
Management Fees	175,067
Transfer Agent & Fund Accounting Fees	15,406
Legal Fees	13,175
Custodial Fees	13,009
Registration and Blue Sky Fees	12,947
Audit Fees	8,876
Trustee Fees	6,040
Printing & Mailing Fees	2,001
Compliance Fees	1,062
Insurance Expense	717
Dividends on Securities Sold Short	714
Miscellaneous Expenses	503
Total Expenses	249,517

Net Investment Loss	(195,009)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	1,378,638
Realized Gain (Loss) on Securities Sold Short	144,145
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(618,700)
Net Realized and Unrealized Gain (Loss) on Investments	904,083

Net Increase (Decrease) in Net Assets from Operations	$ 709,074

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statements of Changes in Net Assets	(Unaudited)
	10/1/2004	10/1/2003
	to	to
	3/31/2005	9/30/2004
From Operations:
Net Investment Loss	$ (195,009)	$ (303,172)
Net Realized Gain (Loss) on Investment Securities	1,378,638	1,367,295
Net Realized Gain (Loss) on Securities Sold Short	144,145	49,437
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities	(618,700)	252,680
Change in Net Unrealized Appreciation (Depreciation) on Securities Sold Short	0	0
Increase (Decrease) in Net Assets from Operations	709,074	1,366,240

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(861,549)	(4,076,714)
Change in Net Assets from Distributions	(861,549)	(4,076,714)

From Capital Share Transactions:
Proceeds From Sale of Shares	3,012,831	8,704,674
Shares Issued on Reinvestment of Distributions	861,549	4,076,714
Cost of Shares Redeemed	(8,358,643)	(5,531,479)
Net Increase (Decrease) from Shareholder Activity	(4,484,263)	7,249,909

Net Increase (Decrease) in Net Assets	(4,636,738)	4,539,435

Net Assets at Beginning of Period	19,088,735	14,549,300
Net Assets at End of Period (including accumulated undistributed net investment
income of $195,009 and $0, respectively)	$14,451,997	$19,088,735

Share Transactions:
Issued	257,041	718,196
Reinvested	71,379	369,268
Redeemed	(714,070)	(453,570)
Net increase (decrease) in shares	(385,650)	633,894
Shares outstanding beginning of period	1,645,908	1,012,014
Shares outstanding end of period	1,260,258	1,645,908

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2004	10/1/2003	12/31/2002 **
	to	to	to
	3/31/2005	9/30/2004	9/30/2003
Net Asset Value -
Beginning of Period	$11.60	$14.38	$10.00
Net Investment Loss	(0.13)	(0.20)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	0.55	1.22	4.53
Total from Investment Operations	0.42	1.02	4.38

Distributions from Net Realized Gains	(0.55)	(3.80)	0.00
Total from Distributions	(0.55)	(3.80)	0.00

Net Asset Value -
End of Period	$11.48	$11.60	$14.38
Total Return ***	3.37%	8.43%	43.80%

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)	14,452	19,089	14,549

Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	2.78%	2.83%	3.01%
Ratio of Dividend Expense on Securities Sold Short	0.00%	0.20%	0.01%
Ratio of Expenses to Average Net Assets	2.78%	3.03%	3.02%	*
Ratio of Net Income to Average Net Assets	-2.18%	-1.69%	-1.75%	*
Portfolio Turnover Rate	2059.60%	4874.52%	3111.32%

* Annualized
** Commencement of Operations
*** Total returns in the above table represent the rate that the investor would have earned or lost on an investment assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2005 (UNAUDITED)

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002, (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in common stocks and exchange traded funds.  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade basis. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

FEDERAL INCOME TAXES:

There is no provision for federal income tax.  The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized short-term gains.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Rock Canyon Advisory Group, Inc. (“the Adviser”).  The Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the six months ended March 31, 2005, the Adviser earned management fees totaling $175,067. At March 31, 2005 the Fund owed the Adviser an amount of $24,780.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell is a control person of the Adviser. Mr. Ferrell benefits from management fees paid to the Adviser by the Fund.

David Young was a registered representative of Delta Equity Services Corp. ("Delta") until July 27, 2004, and is now a registered representative of Golden Beneficial Securities, Inc. (“Golden”). Delta, in its capacity as a registered broker-dealer, effected substantially all securities transactions for the Fund that were executed on a national securities exchange or over-the-counter through July 2004.  Prior to February 2005, Golden, in its capacity as a registered broker-dealer, execute a significant amount of the Fund’s securities transactions.  Mr. Young is also the President of Paragon Capital Management, Inc. (“Paragon”), a registered investment adviser. Paragon has and may continue to recommend the Fund to its clients.  The officers of the Fund believe that, as of March 31, 2005, clients of Paragon owned a majority of the shares of the Fund.  If Paragon has discretionary authority over its clients’ accounts, Paragon may be deemed to beneficially own the shares indirectly and control the Fund. To the extent brokerage transactions were placed with Delta and Golden, Mr. Young received a portion of the commissions. Until April 2004, the Adviser rented office space from Paragon.

Mr. Ferrell is also a partner of another investment advisory firm, Marriott Affiliated Capital Partners (“MACP”), effective January 1, 2004.  Prior to October 2004, Todd Draney, another partner of MACP, was a registered representative at GBS Securities (“GBS”).  The Fund executed trades through GBS during the year ended September 30, 2004, and Mr. Draney received a portion of the commissions.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agent services.   An owner and officer of MSS is also an officer of the Trust.  For the year ended March 31, 2005, MSS earned $22,604 for fund accounting and transfer agency services.  At March 31, 2005, the Fund owed $3,427 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid-in-capital at March 31, 2005, was $13,306,959 representing 1,260,258 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2005, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $167,804,732 and $173,726,364, respectively.  Purchases and sales of securities sold short aggregated $20,965,322 and $40,420,367, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2005, was $4,581,843.

At March 31, 2005, the composition of gross unrealized appreciation (the excess of value over tax cost) and gross unrealized depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$570,610	($468,606)	$102,004

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 96% of the Fund.

The officers of the Fund believe that a majority of the shares held by Charles Schwab & Co. , Inc. were held for the benefit of clients of Paragon Capital Management, Inc. If Paragon Capital Management, Inc. has discretionary authority over its clients’ accounts, Paragon Capital Management, Inc. may be deemed to beneficially own the shares indirectly and control of the Fund.

TOP FLIGHT FUND

EXPENSE ILLUSTRATION

MARCH 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Top Flight Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TOP FLIGHT FUND

MARCH 31, 2005

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) by calling the Fund at 1-800-869-1679 or visiting our website at  www.rockcanyonadvisors.com and on the SEC’s website at www.sec.gov.

Board of Trustees

Jeffrey C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Rd.

Pleasant Grove, UT  84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

Cohen McCurdy Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 27, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable..

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date June 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date June 8, 2005

By /s/James Boden

*James Boden

Chief Financial Officer

Date June 8, 2005

* Print the name and title of each signing officer under his or her signature.